ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE BALANCED FUND
Unaudited		September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 63.8%
CONSUMER DISCRETIONARY 6.9%
Auto Components 0.2%
Autoliv GDR (SEK) (1)	71,100	3,943
GKN (GBP)	222,107	1,194
Toyoda Gosei (JPY)	67,500	1,487
		6,624
Automobiles 0.7%
Bayerische Motoren Werke (EUR)	63,510	3,403
GM (1)	133,781	4,450
Honda (JPY) (1)	50,000	1,682
Honda ADR	42,000	1,412
Piaggio & C SPA (EUR) (2)	273,200	1,016
Toyota Motor (JPY) (1)	117,800	6,409
		18,372
Distributors 0.2%
Genuine Parts	83,858	3,617
Pacific Brands (AUD) (1)	357,848	675
		4,292
Hotels, Restaurants & Leisure 0.6%
Carnival (1)	147,883	6,955
Hilton	102,318	2,850
McDonald's	159,803	6,251
Starbucks (2)	40,300	1,372
		17,428
Household Durables 0.3%
Fortune Brands	40,920	3,074
Goldcrest Company (JPY) (1)	24,220	1,316
Persimmon (GBP)	60,838	1,523
Sony (JPY) (1)	84,600	3,427
		9,340
Internet & Catalog Retail 0.1%
Liberty Media Interactive, Class A (2)	132,475	2,700
		2,700
Leisure Equipment & Products 0.2%
Hasbro	81,811	1,861
Nikon (JPY) (1)	118,000	2,440
		4,301
Media 2.6%
Aegis Group (GBP)	1,117,781	2,798
CBS, Class A	4,075	115
Clear Channel Communications	102,312	2,952
Comcast, Class A (2)	350,764	12,926
Discovery Holding, Class A (1)(2)	20,000	289
Disney	370,981	11,467
EchoStar Communications, Class A (2)	96,300	3,153
Gannett	28,235	1,605
Informa (GBP)	156,937	1,453
Liberty Media Capital, Class A (2)	26,495	2,214
Live Nation (1)(2)	12,789	261
McGraw-Hill	146,922	8,526
Omnicom	42,022	3,933
Publicis (EUR) (1)	115,100	4,535
Sanomawsoy Oyj (EUR) (1)	65,790	1,688
Time Warner	296,156	5,399
Tribune	40,951	1,340
Viacom, Class A (1)(2)	4,075	152
Viacom, Class B (2)	155,278	5,773
WPP Group (GBP)	113,328	1,404
WPP Group ADR	10,300	636
		72,619
Multiline Retail 0.8%
Kohl's (2)	50,000	3,246
Lotte Shopping GDR (2)(3)	52,400	916
Marui (JPY) (1)	54,100	793
Target	330,590	18,265
		23,220
Specialty Retail 1.0%
CarMax (1)(2)	55,192	2,302
Esprit Holdings (HKD)	225,500	2,045
GAP	212,030	4,018
Home Depot	318,128	11,538
RadioShack (1)	81,824	1,579
Staples	81,577	1,985
TJX	148,078	4,151
		27,618
Textiles, Apparel & Luxury Goods 0.2%
Adidas (EUR) (1)	45,940	2,162
Nike, Class B	21,200	1,858
		4,020

Total Consumer Discretionary		190,534
CONSUMER STAPLES 5.5%

Beverages 1.2%
Anheuser-Busch	100,360	4,768
Cia Cervecerias Unidas ADR	35,400	932
Coca-Cola	234,560	10,480
PepsiCo	178,379	11,641
Pernod-Ricard (EUR) (1)	27,652	5,757
		33,578
Food & Staples Retailing 2.0%
Alliance Boots (GBP)	123,702	1,794
Costco Wholesale	121,864	6,054
CVS	102,278	3,285
Kesko (EUR)	95,400	4,013
Kroger	228,024	5,276
Seven & I (JPY)	76,500	2,464
Sysco	128,867	4,311
Tesco (GBP)	464,710	3,131
Wal-Mart	370,775	18,287
Wal-Mart de Mexico, Series V (MXN)	424,500	1,446
Walgreen	106,038	4,707
		54,768
Food Products 0.6%
Ajinomoto (JPY) (1)	116,000	1,251
Campbell Soup	82,850	3,024
General Mills	74,159	4,197
Goodman Fielder (AUD) (1)	349,700	564
Nestle (CHF)	17,921	6,248
RHM (GBP)	239,944	1,250
Unilever (GBP)	58,139	1,433
		17,967
Household Products 1.2%
Colgate-Palmolive	68,822	4,274
Kimberly-Clark	77,105	5,039
Procter & Gamble	386,941	23,983
		33,296
Tobacco 0.5%
Altria Group	164,495	12,592
		12,592

Total Consumer Staples		152,201
ENERGY 6.2%

Energy Equipment & Services 1.4%
Baker Hughes	81,906	5,586
BJ Services	201,460	6,070
FMC Technologies (2)	73,947	3,971
Grant Prideco (2)	56,100	2,134
Halliburton	114,244	3,250
Saipem (EUR)	114,533	2,490
Schlumberger	210,046	13,029
Technip (EUR)	24,108	1,371
Transocean (2)	2	'
		37,901
Oil, Gas & Consumable Fuels 4.8%
BP (GBP)	352,490	3,840
BP ADR	234,364	15,370
Chevron	227,489	14,755
China Petroleum & Chemical (HKD)	1,936,000	1,198
ConocoPhillips	102,358	6,093
Eni SPA (EUR) (1)	120,187	3,563
Eni SPA ADR	30,150	1,794
ExxonMobil	701,353	47,061
Murphy Oil	204,660	9,732
Nippon Mining (JPY)	108,000	764
Nippon Oil (JPY)	122,000	900
Oil Search (AUD) (1)	592,577	1,495
Petroleo Brasileiro ADR	44,300	3,315
Royal Dutch Shell, Class B (GBP)	43,248	1,467
Royal Dutch Shell ADR, Class A	30,701	2,029
Royal Dutch Shell ADR, Class B (1)	78,377	5,359
Statoil ASA (NOK)	372,615	8,831
Total (EUR)	78,008	5,121
		132,687

Total Energy		170,588
FINANCIALS 14.6%

Capital Markets 2.8%
Ameriprise Financial	36,006	1,689
Close Brothers Group (GBP)	62,334	1,190
Franklin Resources	100,238	10,600
Goldman Sachs	80,495	13,617
Lehman Brothers	102,286	7,555
Macquarie Bank (AUD)	47,206	2,436
Mellon Financial	176,543	6,903
Morgan Stanley	209,247	15,256
State Street	200,485	12,510
UBS (CHF)	93,150	5,572
		77,328
Commercial Banks 4.0%
Allied Irish Banks (EUR)	87,274	2,325
Australia & New Zealand Banking (AUD) (1)	132,948	2,664
Australia & New Zealand Banking ADR (1)	20,200	2,019
Banco Santander Central Hispano (EUR)	377,118	5,966
Barclays (GBP)	458,445	5,783
Barclays ADR (1)	6,500	330
BNP Paribas (EUR)	50,144	5,398
DBS Group (SGD)	260,000	3,147
Fifth Third Bancorp	96,800	3,686
Grupo Financiero Banorte (MXN)	1,309,288	4,103
HBOS (GBP)	140,104	2,772
KBC (EUR)	23,914	2,520
Mitsubishi UFJ Financial (JPY)	325	4,186
National Bank of Greece (EUR)	31,370	1,351
NORDEA (SEK)	412,444	5,414
Resona Holdings (JPY) (1)	668	2,004
Royal Bank of Scotland (GBP)	261,432	8,998
Societe Generale (EUR) (1)	14,118	2,248
Sumitomo Trust and Banking Company (JPY)	608,000	6,369
Svenska Handelsbanken, Class A (SEK)	138,434	3,748
The Bank of Yokohama (JPY)	336,000	2,648
U.S. Bancorp	491,457	16,326
UniCredito Italiano (EUR)	507,949	4,218
Wachovia	230,724	12,874
		111,097
Consumer Finance 0.4%
American Express	180,031	10,096
SLM Corporation	35,200	1,830
		11,926
Diversified Financial Services 3.2%
Babcock & Brown (AUD) (1)	157,209	2,362
Bank of America	515,699	27,626
Citigroup	736,283	36,571
Fortis (EUR)	87,186	3,540
ING Groep GDS (EUR)	73,579	3,238
J.P. Morgan Chase	300,611	14,117
		87,454
Insurance 2.7%
Aegon (EUR)	132,095	2,479
American International Group	384,380	25,469
Aviva (GBP)	158,445	2,322
AXA (EUR)	131,327	4,845
CNP Assurances (EUR)	31,430	3,050
Genworth Financial, Class A	124,954	4,375
Insurance Australia (AUD) (1)	447,238	1,762
Marsh & McLennan	114,084	3,211
Mitsui Sumitomo Insurance (JPY)	203,000	2,541
Prudential Financial	65,449	4,991
QBE Insurance (AUD)	176,594	3,228
St. Paul Travelers Companies	251,126	11,775
Swiss Life Holding (CHF)	12,776	2,988
UnumProvident (1)	150,000	2,909
		75,945
Real Estate Investment Trusts (REITs) 0.7%
Equity Office Properties, REIT	163,686	6,508
Mirvac Group (AUD) (1)	385,262	1,363
ProLogis, REIT	180,450	10,296
		18,167
Real Estate Management & Development 0.1%
China Overseas Land & Investment (HKD)	3,376,000	2,604
		2,604
Thrifts & Mortgage Finance 0.7%
Bradford Bingley (GBP)	258,306	2,287
Countrywide Credit	159,359	5,584
Fannie Mae	88,886	4,969
Freddie Mac	55,444	3,677
Hypo Real Estate Holding (EUR)	27,796	1,735
Radian	30	2
		18,254
Total Financials		402,775
HEALTH CARE 6.9%
Biotechnology 0.5%
Amgen (2)	133,981	9,584
CSL Limited (AUD)	29,184	1,176
Gilead Sciences (2)	50,000	3,435
		14,195
Health Care Equipment & Supplies 0.7%
Baxter International	114,047	5,185
Becton, Dickinson	61,382	4,338
Boston Scientific (2)	274,535	4,060
Medtronic	143,566	6,667
		20,250
Health Care Providers & Services 1.6%
Aetna	137,082	5,422
Cardinal Health	99,073	6,513
Celesio (EUR)	35,874	1,871
CIGNA	30,000	3,490
Health Management	83,114	1,737
Medco (2)	59,990	3,606
UnitedHealth Group	402,178	19,787
		42,426
Pharmaceuticals 4.1%
Abbott Laboratories	144,928	7,038
Bristol Myers Squibb	158,281	3,944
Eisai (JPY)	35,500	1,718
Eli Lilly	102,292	5,831
Forest Laboratories (2)	51,118	2,587
GlaxoSmithKline (GBP)	64,784	1,724
GlaxoSmithKline ADR (1)	262,979	13,998
Johnson & Johnson	259,492	16,851
Kobayashi Pharmaceutical (JPY) (1)	45,800	1,751
Merck	200,536	8,402
Novartis (CHF)	113,093	6,602
Pfizer	600,261	17,023
Sanofi-Aventis (EUR) (1)	79,317	7,064
Schering-Plough	204,560	4,519
Takeda Chemical Industries (JPY)	47,500	2,967
Wyeth	215,658	10,964
		112,983

Total Health Care		189,854
INDUSTRIALS & BUSINESS SERVICES 8.0%

Aerospace & Defense 1.5%
Boeing	98,104	7,735
General Dynamics	60,000	4,300
Honeywell International	181,969	7,443
Lockheed Martin	138,878	11,952
Qinetiq (GBP)	245,000	798
Rolls-Royce (GBP) (2)	199,817	1,694
United Technologies	98,992	6,271
		40,193
Air Freight & Logistics 0.4%
Panalpina Welttransport Holding (CHF)	13,910	1,496
UPS, Class B	94,071	6,768
Yusen Air & Sea Service (JPY)	61,000	1,535
		9,799
Airlines 0.1%
Qantas Airways (AUD)	220,317	643
Southwest Airlines	156,100	2,601
		3,244
Building Products 0.1%
Masco	102,091	2,799
Nichias (JPY)	141,000	993
		3,792
Commercial Services & Supplies 0.2%
Waste Management	180,333	6,615
		6,615
Construction & Engineering 0.3%
Acciona (EUR)	42,489	6,468
JGC (JPY)	89,000	1,489
		7,957
Electrical Equipment 0.1%
Mitsubishi Electric (JPY)	171,000	1,442
		1,442
Industrial Conglomerates 2.7%
DCC (EUR)	170,359	4,257
GE	1,576,171	55,639
Hutchison Whampoa (HKD)	118,000	1,041
Sembcorp (SGD)	1,110,060	2,352
Tomkins (GBP)	182,302	808
Tyco International	371,455	10,397
		74,494
Machinery 1.6%
Cargotec (EUR)	99,300	4,204
Caterpillar	76,195	5,014
Danaher (1)	196,618	13,502
Deere	134,575	11,292
Fanuc (JPY)	19,400	1,516
Illinois Tool Works	78,800	3,538
ITT	78,944	4,047
Volvo, Class B (SEK)	36,900	2,202
		45,315
Marine 0.1%
Nippon Yusen (JPY) (1)	377,000	2,297
		2,297
Road & Rail 0.8%
Arriva (GBP)	150,350	1,857
CSX	142,116	4,666
Landstar Systems	163,630	6,987
Union Pacific	80,825	7,113
		20,623
Trading Companies & Distributors 0.1%
Mitsui (JPY) (1)	220,000	2,800
		2,800
Transportation Infrastructure 0.0%
Macquarie Infrastructure, Equity Units (AUD)	291,440	696
		696
Total Industrials & Business Services		219,267
INFORMATION TECHNOLOGY 7.2%

Communications Equipment 1.1%
Cisco Systems (2)	433,375	9,968
Juniper Networks (2)	200,000	3,456
Motorola	284,971	7,124
Nokia (EUR) (1)	297,859	5,918
Nokia ADR	55,100	1,085
QUALCOMM	89,995	3,271
Uniden (JPY) (1)	38,000	401
		31,223
Computers & Peripherals 1.2%
Acer (TWD)	143,820	244
Dell (2)	385,760	8,811
Hewlett-Packard	302,521	11,099
Hitachi Maxell (JPY) (1)	75,500	980
IBM	147,404	12,078
		33,212
Electronic Equipment & Instruments 0.3%
Flextronics (2)	184,057	2,327
Hamamatsu Photonics (JPY) (1)	47,600	1,460
HOYA (JPY)	36,100	1,361
Jabil Circuit	124,552	3,559
Venture (SGD)	70,000	556
		9,263
Internet Software & Services 0.2%
IAC/InterActiveCorp (1)(2)	60,331	1,735
VeriSign (2)	132,943	2,686
		4,421
IT Services 0.6%
Accenture, Class A	65,800	2,086
Automatic Data Processing	134,574	6,371
DST Systems (1)(2)	51,144	3,154
Fidelity National Information	8,900	329
First Data	25,000	1,050
Paychex	96,709	3,564
		16,554
Office Electronics 0.2%
Canon (JPY)	77,600	4,051
		4,051
Semiconductor & Semiconductor Equipment 1.4%
Altera (2)	155,464	2,857
Analog Devices	152,395	4,479
Applied Materials	163,675	2,902
Intel	519,954	10,695
KLA-Tencor	61,363	2,729
Linear Technology	168,022	5,229
Maxim Integrated Products	114,055	3,202
Texas Instruments	102,251	3,400
Tokyo Electron (JPY) (1)	34,700	2,567
Xilinx	51,566	1,132
		39,192
Software 2.2%
Adobe Systems (2)	204,546	7,660
Electronic Arts (2)	30,680	1,708
Intuit (2)	200,000	6,418
Microsoft	1,071,528	29,285
Oracle (2)	743,158	13,184
TomTom (EUR) (1)(2)	44,544	1,874
		60,129

Total Information Technology		198,045
MATERIALS 3.0%

Chemicals 0.9%
Asahi Kasei (JPY) (1)	122,000	782
BASF (EUR) (1)	29,107	2,332
Chemtura	55,580	482
Dow Chemical	91,111	3,552
DuPont	147,018	6,298
Mitsubishi Gas Chemical (JPY)	146,000	1,587
Potash Corp of Saskatchewan (1)	95,732	9,974
Sumitomo Bakelite (JPY)	81,000	612
Wacker Chemie (EUR) (2)	7,200	850
		26,469
Construction Materials 0.1%
Cemex, Equity Units (MXN)	583,000	1,762
Holcim (CHF)	21,587	1,764
		3,526
Metals & Mining 1.6%
Alcoa	171,800	4,817
Anglo American (GBP)	105,074	4,391
BlueScope Steel (AUD) (1)	567,324	2,743
Corus Group (GBP)	343,137	2,492
Newmont Mining	61,412	2,625
Nippon Steel (JPY) (1)	1,163,000	4,790
Nucor	120,000	5,939
Phelps Dodge	66,000	5,590
Rio Tinto (AUD) (1)	44,750	2,341
SSAB Svenskt Stal, Series A (SEK)	283,528	5,292
ThyssenKrupp (EUR)	60,209	2,030
		43,050
Paper & Forest Products 0.4%
International Paper	253,670	8,785
MeadWestvaco	30,000	795
Weyerhaeuser	12,700	781
		10,361

Total Materials		83,406
TELECOMMUNICATION SERVICES 2.7%

Diversified Telecommunication Services 1.7%
AT&T	258,362	8,412
Embarq (1)	11,686	565
Telefonica SA (EUR)	221,831	3,847
Telenor ASA (NOK)	163,500	2,138
TeliaSonera (SEK)	405,500	2,606
Telus (CAD)	120,800	6,813
Telus, Non-voting shares	143,336	8,023
Verizon Communications	364,889	13,548
Windstream (2)	145,925	1,925
		47,877
Wireless Telecommunication Services 1.0%
Alltel	141,137	7,833
America Movil ADR, Series L	68,000	2,677
Bouygues (EUR) (1)	67,611	3,618
KDDI (JPY)	397	2,476
Sprint Nextel	233,738	4,009
Starhub (SGD)	1,038,857	1,474
Vodafone (GBP)	197,406	452
Vodafone ADR	209,737	4,794
		27,333

Total Telecommunication Services		75,210
UTILITIES 2.8%

Electric Utilities 1.6%
E.ON AG (EUR) (1)	63,366	7,515
Entergy	83,277	6,515
Exelon	257,980	15,618
FirstEnergy	142,204	7,943
Pinnacle West Capital	51,148	2,304
TEPCO (JPY) (1)	108,200	3,118
		43,013
Gas Utilities 0.1%
Alinta (AUD) (1)	211,336	1,798
		1,798
Independent Power Producers & Energy Traders 0.5%
TXU	213,000	13,317
		13,317
Multi-Utilities 0.6%
AEM (EUR) (1)	552,865	1,494
Duke Energy	313,403	9,465
NiSource	153,431	3,335
United Utilities (GBP)	225,328	2,975
		17,269
Total Utilities		75,397

Total Common Stocks (Cost $1,067,076)		1,757,277
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Prosieben Sat Media, 3.69% (EUR)	48,702	1,353
Total Preferred Stocks (Cost $1,152)		1,353
CORPORATE BONDS 10.4%
Abbey National, 7.95%, 10/26/29	1,000,000	1,257
Alcan Aluminum, 5.00%, 6/1/15	700,000	670
AMBAC Financial, 5.95%, 12/5/35	1,000,000	999
America Movil, 5.50%, 3/1/14	1,545,000	1,510
America Movil, 6.375%, 3/1/35	1,000,000	955
American Electric Power, 5.375%, 3/15/10	1,180,000	1,183
American Express, 5.50%, 9/12/16	1,700,000	1,707
American General Finance, 5.40%, 12/1/15	1,000,000	990
Ameriprise Financial, 5.35%, 11/15/10	425,000	426
Amgen, 4.00%, 11/18/09	410,000	398
Arden Realty, REIT, 5.25%, 3/1/15	225,000	223
Associates Corp. of North America, 6.95%, 11/1/18	100,000	113
AT&T, 5.10%, 9/15/14	4,100,000	3,973
AT&T, 6.25%, 3/15/11	1,100,000	1,136
AT&T, 6.45%, 6/15/34	1,000,000	1,004
AT&T Broadband, 8.375%, 3/15/13	4,150,000	4,735
AT&T Wireless, 7.875%, 3/1/11	1,000,000	1,096
Avalonbay Communities, REIT, 5.75%, 9/15/16	530,000	534
Baker Hughes, 6.25%, 1/15/09	1,000,000	1,024
Bank of America, 4.875%, 9/15/12	500,000	492
Bank of America, 5.25%, 2/1/07	100,000	100
Bank of America, 5.75%, 8/15/16	1,700,000	1,732
Bank of America, 6.25%, 4/15/12	1,500,000	1,571
BankAmerica, 6.625%, 8/1/07	3,000,000	3,032
Bankboston Capital Trust, 8.25%, 12/15/26	1,000,000	1,045
BB&T, 4.75%, 10/1/12	935,000	909
Bear Stearns Companies, 3.25%, 3/25/09	1,500,000	1,436
Bear Stearns Companies, 4.00%, 1/31/08	750,000	738
Bell Atlantic Maryland, 8.00%, 10/15/29	100,000	111
BHP Finance, 4.80%, 4/15/13	255,000	246
BHP Finance, 5.00%, 12/15/10	1,000,000	993
BNP Paribas (NY) 6.875%, 3/1/09	1,000,000	1,035
Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,342
Boeing, 8.75%, 8/15/21	500,000	659
Boeing Capital, 6.10%, 3/1/11	1,000,000	1,037
Boston Properties, REIT, 5.00%, 6/1/15	100,000	96
Bottling Group, 4.625%, 11/15/12	450,000	437
British Sky Broadcasting, 8.20%, 7/15/09	1,000,000	1,072
British Telecommunications, VR, 8.375%, 12/15/10	1,000,000	1,122
Bunge Limited Finance, 5.10%, 7/15/15	1,145,000	1,068
Burlington Northern Railroad, 7.33%, 6/23/10	323,238	334
Canadian National Railway, 4.25%, 8/1/09	500,000	488
Canadian Natural Resources, 6.45%, 6/30/33	500,000	511
Capital One Bank, 6.50%, 6/13/13	1,475,000	1,546
Cardinal Health, 5.80%, 10/15/16 (3)	1,000,000	997
Caterpillar, 5.70%, 8/15/16	500,000	510
Caterpillar, 6.05%, 8/15/36	100,000	104
Caterpillar Financial Services, 4.50%, 9/1/08	750,000	740
Caterpillar Financial Services, 5.05%, 12/1/10	1,000,000	998
CenterPoint Energy Houston Electric, 5.70%, 3/15/13	1,000,000	1,009
Chevron Phillips Chemical, 5.375%, 6/15/07	560,000	559
Cisco Systems, 5.50%, 2/22/16	1,000,000	1,007
CIT Group, 4.00%, 5/8/08	100,000	98
CIT Group, 5.00%, 2/1/15	2,500,000	2,398
CIT Group, 5.40%, 1/30/16	985,000	967
Citigroup, 5.00%, 9/15/14	1,534,000	1,496
Citigroup, 6.50%, 1/18/11	2,250,000	2,363
Citigroup, 6.625%, 6/15/32	3,000,000	3,300
Clorox, 4.20%, 1/15/10	600,000	582
Coca Cola Bottling Company, 5.00%, 6/15/16	5,000,000	4,679
Consolidated Edison, 5.375%, 12/15/15	1,625,000	1,627
Consolidated Natural Gas, 5.00%, 3/1/14	1,500,000	1,434
Coors Brewing, 6.375%, 5/15/12	800,000	833
Countrywide Financial, 6.25%, 5/15/16	1,500,000	1,523
Cox Communications, 7.125%, 10/1/12	1,850,000	1,972
Credit Suisse First Boston (USA) 6.125%, 11/15/11	1,800,000	1,868
Credit Suisse First Boston (USA) 6.50%, 1/15/12	1,175,000	1,238
Credit Suisse First Boston (USA) 7.125%, 7/15/32	1,250,000	1,452
CRH America, 6.40%, 10/15/33	750,000	746
CSX, 6.00%, 10/1/36	650,000	656
CVS, 4.00%, 9/15/09	500,000	482
D.R. Horton, 6.50%, 4/15/16	1,650,000	1,617
DaimlerChrysler, 4.05%, 6/4/08	100,000	98
DaimlerChrysler, 6.50%, 11/15/13	2,000,000	2,055
DaimlerChrysler, 7.20%, 9/1/09	1,000,000	1,041
Developers Diversified Realty, REIT, 4.625%, 8/1/10	1,000,000	972
Devon Financing, 6.875%, 9/30/11	1,000,000	1,065
Dow Chemical, 5.97%, 1/15/09	740,000	753
Duke Capital, 7.50%, 10/1/09	1,000,000	1,058
Emerson Electric Company, 4.50%, 5/1/13	1,480,000	1,419
Enbridge, 4.90%, 3/1/15	500,000	480
Energy East, 6.75%, 9/15/33	1,000,000	1,042
Enron Oil & Gas, 6.50%, 12/1/07	4,000,000	4,048
EOP Operating LP, REIT, 6.80%, 1/15/09	1,350,000	1,388
ERAC USA Finance Company, 8.00%, 1/15/11 (3)	2,500,000	2,735
ERP Operating LP, REIT, 6.95%, 3/2/11	1,460,000	1,550
Exelon Generation, 6.95%, 6/15/11	2,075,000	2,201
Federal Express, 5.50%, 8/15/09	325,000	327
Florida Power & Light, 5.95%, 10/1/33	400,000	412
Florida Power & Light, 6.20%, 6/1/36 (3)	500,000	534
Food Lion, 8.05%, 4/15/27	1,900,000	2,011
Fortune Brands, 5.125%, 1/15/11	605,000	593
France Telecom, STEP, 7.75%, 3/1/11	1,590,000	1,742
GE Capital, 3.125%, 4/1/09	6,000,000	5,735
GE Capital, 5.45%, 1/15/13	3,250,000	3,290
GE Company, 5.00%, 2/1/13	850,000	840
GE Global Insurance, 7.75%, 6/15/30	100,000	120
Genentech, 4.40%, 7/15/10	180,000	176
Genworth Financial, 6.50%, 6/15/34	1,250,000	1,349
Georgia Power, 5.25%, 12/15/15	2,000,000	1,992
Golden West Financial, 4.125%, 8/15/07	100,000	99
Goldman Sachs, 5.15%, 1/15/14	1,200,000	1,175
Goldman Sachs, 6.60%, 1/15/12	4,000,000	4,224
Goldman Sachs Capital I, 6.345%, 2/15/34	900,000	899
Halliburton, 5.50%, 10/15/10	1,000,000	1,006
Harrah's Operating, 5.50%, 7/1/10	1,250,000	1,232
Hartford Life Global Funding Trust, 5.20%, 2/15/11	925,000	924
Home Depot, 5.40%, 3/1/16	1,025,000	1,018
Honeywell International, 6.125%, 11/1/11	800,000	832
Hospira, 4.95%, 6/15/09	750,000	738
Household Finance, 6.375%, 10/15/11	3,200,000	3,354
HSBC Bank USA, 3.875%, 9/15/09	100,000	97
HSBC Bank USA, 5.875%, 11/1/34	1,950,000	1,942
HSBC Holdings, 5.25%, 12/12/12	2,250,000	2,252
Hutchison Whampoa International, 6.50%, 2/13/13 (3)	1,100,000	1,150
IBM, 3.80%, 2/1/08	625,000	614
IBM, 5.875%, 11/29/32	1,500,000	1,530
IBM, 6.45%, 8/1/07	500,000	505
IBM, 6.50%, 1/15/28	100,000	110
ING Capital Funding Trust III, 8.439%, 12/31/49
(Tender 12/31/10)	1,000,000	1,111
International Lease Finance Corporation, 4.875%, 9/1/10	2,500,000	2,465
iStar Financial, 6.05%, 4/15/15	500,000	504
J.C. Penney, 8.00%, 3/1/10	800,000	861
Jefferies Group, 6.25%, 1/15/36	250,000	243
Jefferson-Pilot Capital Trust, 8.14%, 1/15/46 (3)	1,500,000	1,567
John Deere Capital, 4.375%, 3/14/08	1,000,000	988
John Deere Capital, 4.625%, 4/15/09	1,000,000	988
JPMorgan Chase, 4.875%, 3/15/14	3,800,000	3,670
JPMorgan Chase, 5.75%, 1/2/13	1,200,000	1,217
JPMorgan Chase, 6.75%, 2/1/11	2,500,000	2,645
Kimberly-Clark, 6.375%, 1/1/28	5,000,000	5,573
Kinder Morgan, 7.25%, 3/1/28	100,000	97
Kinder Morgan Finance, 5.70%, 1/5/16	1,000,000	924
Kraft Foods, 5.625%, 11/1/11	1,000,000	1,010
Kroger, 8.05%, 2/1/10	2,500,000	2,693
Lehman Brothers, 3.95%, 11/10/09	1,000,000	966
Lehman Brothers, 4.80%, 3/13/14	1,525,000	1,465
Lennar, 5.60%, 5/31/15	500,000	475
Lockheed Martin, 7.65%, 5/1/16	1,000,000	1,163
Lowe's Companies, 5.00%, 10/15/15	1,000,000	973
Lowe's Companies, 5.50%, 10/15/35	800,000	776
Lubrizol, 5.50%, 10/1/14	1,000,000	976
Manufacturers & Traders Trust, 5.585%, 12/28/20
(Tender 12/28/15)	1,834,000	1,828
Marshall & Ilsley Bank, 4.85%, 6/16/15	1,000,000	957
May Department Stores, 5.75%, 7/15/14	1,500,000	1,473
McDonnell Douglas, 6.875%, 11/1/06	100,000	100
Medtronic, 4.375%, 9/15/10	550,000	535
Mellon Funding, 5.00%, 12/1/14	1,000,000	971
Merrill Lynch, 4.125%, 1/15/09	500,000	489
Merrill Lynch, 5.00%, 1/15/15	1,500,000	1,457
Merrill Lynch, 6.50%, 7/15/18	1,000,000	1,076
Merrill Lynch, 6.75%, 6/1/28	1,700,000	1,887
MidAmerican Energy, 6.125%, 4/1/36 (3)	820,000	825
Morgan Stanley, 6.25%, 8/9/26	755,000	779
Morgan Stanley, 6.75%, 4/15/11	100,000	106
Motorola, 8.00%, 11/1/11	350,000	391
National Rural Utilities, 7.25%, 3/1/12	1,600,000	1,749
New England Telephone & Telegraph, 7.875%, 11/15/29	100,000	109
Newmont Mining, 5.875%, 4/1/35	350,000	328
News America, 6.20%, 12/15/34	500,000	477
News America Holdings, 9.25%, 2/1/13	590,000	697
Noram Energy, 6.50%, 2/1/08	521,000	527
Norfolk Southern, 5.257%, 9/17/14	750,000	746
Norfolk Southern, 5.64%, 5/17/29	481,000	469
Norfolk Southern, 7.80%, 5/15/27	19,000	23
Northrop Grumman, 7.125%, 2/15/11	750,000	802
Northrop Grumman, 7.875%, 3/1/26	500,000	617
Norwest Corporation, 6.55%, 12/1/06	100,000	100
NYNEX, 9.55%, 5/1/10	326,928	350
Oracle, 5.00%, 1/15/11	1,300,000	1,288
Pacific Gas & Electric, 3.60%, 3/1/09	500,000	482
Pacific Gas & Electric, 4.80%, 3/1/14	1,000,000	966
Panhandle Eastern Pipeline, 4.80%, 8/15/08	335,000	330
PepsiCo, 5.75%, 1/15/08	1,000,000	1,007
Petro-Canada, 5.95%, 5/15/35	1,000,000	954
Pfizer, 4.65%, 3/1/18	740,000	694
Pharmacia, STEP, 5.875%, 12/1/08	100,000	102
Phillips Petroleum, 7.00%, 3/30/29	4,000,000	4,590
PNC Bank, 5.125%, 12/14/10	1,075,000	1,072
PNC Funding, 5.25%, 11/15/15	1,000,000	983
PPL Energy Supply, 6.40%, 11/1/11	940,000	977
Procter & Gamble, 4.85%, 12/15/15	500,000	485
Procter & Gamble, 4.95%, 8/15/14	1,625,000	1,594
Progress Energy, 7.10%, 3/1/11	1,200,000	1,284
Prudential Financial, 5.40%, 6/13/35	1,000,000	929
Public Service Company of Colorado, 7.875%, 10/1/12	940,000	1,063
Pulte Homes, 5.20%, 2/15/15	750,000	702
Raytheon, 6.55%, 3/15/10	200,000	208
Reckson Operating, REIT, 6.00%, 3/31/16	500,000	503
Residential Capital, 6.50%, 4/17/13	1,200,000	1,222
Royal Bank of Canada, 3.875%, 5/4/09	350,000	340
Royal Bank of Scotland, 4.70%, 7/3/18	1,000,000	932
Royal Bank of Scotland, 5.00%, 10/1/14	1,000,000	978
Safeco, 4.875%, 2/1/10	750,000	740
Safeway, 7.50%, 9/15/09	100,000	105
Simon Property Group, REIT, 6.35%, 8/28/12	1,000,000	1,045
SLM Corporation, 4.00%, 1/15/09	1,000,000	974
SLM Corporation, 5.625%, 8/1/33	1,500,000	1,451
Southern California Edison, 4.65%, 4/1/15	500,000	474
Southern California Edison, 6.00%, 1/15/34	1,000,000	1,026
Southern California Gas, 5.75%, 11/15/35	680,000	682
Southwest Airlines, 6.50%, 3/1/12	1,750,000	1,833
Sovereign Bancorp, 4.80%, 9/1/10 (3)	750,000	733
Sprint Capital, 6.875%, 11/15/28	1,600,000	1,620
Sprint Capital, 6.90%, 5/1/19	2,600,000	2,705
State Street, 7.65%, 6/15/10	1,000,000	1,082
Sumitomo Mitsui Banking, 8.00%, 6/15/12	2,100,000	2,356
Sunoco, 4.875%, 10/15/14	750,000	710
Suntrust Banks, 7.75%, 5/1/10	1,600,000	1,732
Synovus Financial, 4.875%, 2/15/13	390,000	376
Target, 5.375%, 6/15/09	2,000,000	2,018
Telecom Italia Capital, 5.25%, 11/15/13	2,000,000	1,897
Telefonos de Mexico, 4.75%, 1/27/10	415,000	406
Telefonos de Mexico, 5.50%, 1/27/15	1,000,000	972
Telus, 7.50%, 6/1/07	400,000	405
Telus, 8.00%, 6/1/11	600,000	661
Thomson, 6.20%, 1/5/12	1,400,000	1,446
Time Warner, 7.48%, 1/15/08	1,600,000	1,639
Time Warner Entertainment, 8.375%, 3/15/23	1,250,000	1,430
Transocean, 7.50%, 4/15/31	900,000	1,058
U.S. Bancorp, 4.50%, 7/29/10	1,450,000	1,424
U.S. Bancorp, 6.875%, 9/15/07	200,000	203
Unilever Capital, 7.125%, 11/1/10	430,000	459
Union Pacific, 6.50%, 4/15/12	2,000,000	2,110
United Technologies, 5.40%, 5/1/35	340,000	332
UnitedHealth Group, 3.75%, 2/10/09	1,000,000	968
Verizon Communications, 5.55%, 2/15/16	2,100,000	2,075
Verizon Global Funding, 6.875%, 6/15/12	130,000	139
Verizon Global Funding, 7.75%, 12/1/30	1,700,000	1,956
Viacom, 5.75%, 4/30/11 (3)	550,000	548
Virginia Electric & Power, 4.75%, 3/1/13	100,000	96
Virginia Electric & Power, 6.00%, 1/15/36	875,000	875
Vodafone, 5.375%, 1/30/15	600,000	585
Wachovia, 5.50%, 8/1/35	1,000,000	945
Wachovia Bank, 4.875%, 2/1/15	3,600,000	3,466
Wal-Mart Stores, 5.25%, 9/1/35	1,250,000	1,168
Wal-Mart Stores, 6.875%, 8/10/09	2,050,000	2,147
Washington Mutual, 4.375%, 1/15/08	1,250,000	1,236
Wellpoint, 5.00%, 1/15/11	660,000	652
Wells Fargo, 4.20%, 1/15/10	1,000,000	973
Wells Fargo Bank, 6.45%, 2/1/11	100,000	105
Wells Fargo Financial, 5.50%, 8/1/12	2,000,000	2,032
Weyerhaeuser, 5.95%, 11/1/08	750,000	758
Willamette Industries, 7.85%, 7/1/26	1,000,000	1,087
WMX Technologies, 7.00%, 10/15/06	200,000	200
World Savings Bank, 4.125%, 12/15/09	750,000	728
XTO Energy, 4.90%, 2/1/14	1,000,000	953
Total Corporate Bonds (Cost $286,977)		285,766

ASSET-BACKED SECURITIES 0.1%
Capital Auto Receivables Asset Trust
Series 2006-1, Class B, 5.26%, 10/15/10	345,000	345
New Century Home Equity Loan Trust
Series 2005-A, Class A6, VR, 4.954%, 8/25/35	1,350,000	1,321
Peco Energy Transition Trust
Series 2001-A, Class A1, 6.52%, 12/31/10	450,000	469
PSE&G Transition Funding
Series 2001-1, Class A6, 6.61%, 6/15/15	1,430,000	1,538
Total Asset-Backed Securities (Cost $3,700)		3,673

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.6%
Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, VR, 4.917%, 10/25/34	725,175	715
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32	2,850,000	2,978
GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO, 6.70%, 4/15/34	4,200,000	4,436
Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO, 3.835%, 6/10/36	366,137	362
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33	2,325,000	2,403
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29	2,625,000	2,509
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO, 5.98%, 1/15/39	2,800,000	2,882
Total Non-U.S. Government Mortgage-Backed Securities (Cost $16,992)		16,285

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.6%
U.S. Government Agency Obligations (4) 2.0%
Federal Home Loan Mortgage
4.50%, 9/1/35	5,080,034	4,747
5.50%, 3/1/18 - 12/1/18	1,963,022	1,967
6.00%, 9/1/17 - 12/1/33	708,943	716
6.50%, 11/1/09 - 8/1/32	302,900	309
7.00%, 6/1/32	386,090	398
Federal Home Loan Mortgage, CMO
3.50%, 4/15/17	30,899	31
6.00%, 12/15/08	53,245	53
Federal National Mortgage Assn.
4.00%, 5/1/19	281,311	266
4.50%, 5/1/18 - 9/1/34	19,197,809	18,314
5.00%, 4/1/18 - 7/1/35	529,664	517
5.50%, 1/1/17 - 1/1/36	13,318,312	13,188
6.00%, 3/1/28 - 11/1/34	12,815,298	12,905
6.50%, 5/1/14 - 12/1/32	908,851	929
7.00%, 9/1/25 - 4/1/32	394,729	408
7.50%, 9/1/26	4,330	5
8.00%, 8/1/24 - 7/1/26	27,013	28
Federal National Mortgage Assn., CMO, 6.00%, 10/25/08	1,325,456	1,328
Federal National Mortgage Assn., TBA, 6.00%, 1/1/20	213,000	216
Vendee Mortgage Trust, CMO, VR, 9.607%, 3/15/25	120,418	128
		56,453
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
5.00%, 9/20/33	1,884,571	1,830
5.50%, 2/20/34 - 8/15/35	2,923,792	2,899
6.00%, 11/15/08 - 1/20/35	2,900,586	2,933
6.50%, 9/15/08 - 4/15/29	821,724	846
7.00%, 12/15/23 - 3/15/31	779,603	807
7.50%, 9/15/22 - 1/15/27	421,711	439
8.00%, 11/15/17 - 11/15/25	344,519	362
8.50%, 6/15/08 - 6/20/26	228,535	242
9.00%, 2/15/20 - 6/20/20	82,949	89
9.50%, 8/15/09 - 8/20/22	60,349	65
10.00%, 11/15/09 - 1/20/20	2,512	3
11.00%, 3/15/10 - 1/15/16	76,694	83
11.50%, 3/15/10 - 3/15/16	127,213	139
Government National Mortgage Assn., ARM, 4.75%, 8/20/23	9,553	10
Government National Mortgage Assn., CMO, 5.50%, 5/20/31	5,000,000	5,033
		15,780

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $73,207)		72,233
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 16.1%
U.S. Government Agency Obligations (4) 5.4%
Federal Farm Credit Bank, 5.75%, 1/18/11	1,930,000	1,988
Federal Home Loan Bank, 2.625%, 7/15/08	10,500,000	10,085
Federal Home Loan Bank, 3.25%, 12/17/07 (1)	10,000,000	9,786
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	7,000,000	7,134
Federal Home Loan Bank, 5.60%, 6/28/11	6,375,000	6,535
Federal Home Loan Bank, 5.80%, 9/2/08 (1)	5,000,000	5,068
Federal Home Loan Mortgage, 3.625%, 9/15/08 (1)	5,000,000	4,878
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	5,000,000	4,858
Federal Home Loan Mortgage, 4.375%, 7/17/15 (1)	5,000,000	4,791
Federal Home Loan Mortgage, 4.50%, 1/15/14 (1)	8,310,000	8,084
Federal Home Loan Mortgage, 4.50%, 1/15/15 (1)	4,000,000	3,877
Federal Home Loan Mortgage, 4.625%, 2/21/08 (1)	150,000	149
Federal Home Loan Mortgage, 5.75%, 1/15/12	582,000	604
Federal Home Loan Mortgage, 6.625%, 9/15/09 (1)	22,500,000	23,554
Federal National Mortgage Assn., 3.25%, 11/15/07	175,000	171
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	5,000,000	4,850
Federal National Mortgage Assn., 5.00%, 1/15/07 (1)	50,000	50
Federal National Mortgage Assn., 5.25%, 8/1/12 (1)	3,310,000	3,327
Federal National Mortgage Assn., 6.00%, 5/15/08 (1)	17,500,000	17,770
Federal National Mortgage Assn., 6.25%, 5/15/29 (1)	2,500,000	2,852
Federal National Mortgage Assn., 6.375%, 6/15/09 (1)	13,200,000	13,689
Federal National Mortgage Assn., 6.47%, 9/25/12	3,000,000	3,221
Federal National Mortgage Assn., 6.625%, 9/15/09 (1)	7,500,000	7,849
Tennessee Valley Authority, 6.25%, 12/15/17	1,975,000	2,162
		147,332
U.S. Treasury Obligations 10.7%
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	3,350,000	3,210
U.S. Treasury Bonds, 5.375%, 2/15/31 (1)	1,125,000	1,215
U.S. Treasury Bonds, 6.25%, 8/15/23 (1)	20,720,000	24,055
U.S. Treasury Bonds, 6.25%, 5/15/30 (1)	625,000	751
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	16,000,000	19,385
U.S. Treasury Bonds, 7.125%, 2/15/23 (1)	6,650,000	8,353
U.S. Treasury Bonds, 7.25%, 5/15/16 (1)	9,000,000	10,789
U.S. Treasury Bonds, 7.25%, 8/15/22 (1)	1,800,000	2,278
U.S. Treasury Bonds, 8.125%, 8/15/19 (1)	20,700,000	27,298
U.S. Treasury Bonds, 8.75%, 5/15/20 (1)	1,000,000	1,392
U.S. Treasury Bonds, 9.25%, 2/15/16 (1)	3,000,000	4,037
U.S. Treasury Notes, 3.00%, 2/15/09 (1)	10,000,000	9,634
U.S. Treasury Notes, 3.375%, 2/15/08 (1)	30,900,000	30,316
U.S. Treasury Notes, 3.75%, 5/15/08 (1)	48,000,000	47,250
U.S. Treasury Notes, 4.00%, 3/15/10 (1)	23,375,000	22,933
U.S. Treasury Notes, 4.00%, 4/15/10 (1)	550,000	540
U.S. Treasury Notes, 4.00%, 2/15/15 (1)	15,450,000	14,786
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	1,000,000	978
U.S. Treasury Notes, 4.25%, 8/15/14 (1)	1,850,000	1,805
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	9,000,000	8,778
U.S. Treasury Notes, 4.25%, 8/15/15 (1)	15,200,000	14,784
U.S. Treasury Notes, 4.375%, 11/15/08 (1)	5,000,000	4,969
U.S. Treasury Notes, 4.375%, 8/15/12 (1)	22,700,000	22,466
U.S. Treasury Notes, 4.75%, 11/15/08 (1)	13,119,000	13,135
		295,137

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $440,699)		442,469

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.5%
Asian Development Bank, 4.875%, 2/5/07	200,000	200
Asian Development Bank, 6.64%, 5/27/14	1,000,000	1,103
Canada Mortgage & Housing, 2.95%, 6/2/08	1,500,000	1,455
Canada Mortgage & Housing, 4.80%, 10/1/10	1,500,000	1,496
Eksportfinans, 4.75%, 12/15/08	1,500,000	1,491
European Investment Bank, 2.70%, 4/20/07	500,000	494
European Investment Bank, 3.375%, 3/16/09	2,600,000	2,513
European Investment Bank, 3.375%, 6/12/13	1,000,000	911
European Investment Bank, 4.125%, 9/15/10	750,000	730
Export Import Bank of Korea, 5.25%, 2/10/14 (3)	500,000	492
Government of Malaysia, 7.50%, 7/15/11	420,000	458
Hydro-Quebec, 7.50%, 4/1/16	1,000,000	1,162
Hydro-Quebec, 8.40%, 1/15/22	200,000	263
Inter-American Development Bank, 6.375%, 10/22/07	1,100,000	1,117
International Bank for Reconstruction & Development
7.625%, 1/19/23	1,800,000	2,260
Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	1,500,000	1,442
Kreditanstalt Fur Wiederaufbau, 4.25%, 6/15/10	2,000,000	1,957
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15	2,000,000	1,969
Pemex Project Funding Master Trust, 7.375%, 12/15/14	2,500,000	2,711
Pemex Project Funding Master Trust, 9.125%, 10/13/10	100,000	112
Province of Manitoba, 7.50%, 2/22/10	5,600,000	6,038
Province of Ontario, 5.50%, 10/1/08 (1)	2,850,000	2,880
Republic of Chile, 5.50%, 1/15/13 (1)	115,000	116
Republic of Italy, 3.25%, 5/15/09 (1)	1,000,000	960
Republic of Italy, 3.75%, 12/14/07	3,000,000	2,962
Republic of Italy, 4.50%, 1/21/15	330,000	319
Republic of Italy, 5.375%, 6/15/33	330,000	326
Republic of Korea, 8.875%, 4/15/08 (1)	424,000	446
Republic of South Africa, 6.50%, 6/2/14 (1)	250,000	263
Swedish Export Credit, 4.875%, 9/29/11	1,065,000	1,059
United Mexican States, 7.50%, 1/14/12 (1)	2,000,000	2,197
Total Foreign Government Obligations & Municipalities (Cost $41,362)		41,902
BOND MUTUAL FUNDS 3.4%
T. Rowe Price Institutional High Yield Fund 7.65% (5)(6)	9,256,095	93,394
Total Bond Mutual Funds (Cost $96,147)		93,394
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Reserve Investment Fund, 5.37% (6)(7)	31,191,921	31,192
Total Short-Term Investments (Cost $31,192)		31,192
SECURITIES LENDING COLLATERAL 19.8%
MONEY MARKET POOLED ACCOUNT 2.9%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.328% (7)	78,825,998	78,826
		78,826
MONEY MARKET TRUST 16.9%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.251% (7)	466,956,694	466,957
		466,957
Total Securities Lending Collateral (Cost $545,783)		545,783
Total Investments in Securities
119.5% of Net Assets (Cost $2,604,287)		$3,291,327

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at September 30, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$10,497 and represents 0.4% of net assets.
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	SEC Yield
(6)	Affiliated company - see Note 4
(7)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $216 (0.0% of net assets)
at period end; see Note 2.
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Balanced Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Balanced Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2006, the value of loaned securities was $535,591,000; aggregate collateral consisted of $545,783,000 in money market pooled accounts and U.S. government securities valued at $7,523,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $2,604,287,000. Net unrealized gain aggregated $687,028,000 at period-end, of which $733,367,000 related to appreciated investments and $46,339,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $814,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $31,192,000 and $938,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Balanced Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended September 30, 2006, purchases of the High Yield Fund were $19,570,000. Investment income during the period was $4,935,000. At September 30, 2006, and

December 31, 2005, the value of shares of High Yield Fund held were $93,394,000 and $74,141,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006